Commitments And Contingencies (Details) $ in Millions	Dec. 31, 2021 USD ($)
Commitments and Contingencies [Table]
Payments in respect of developmental milestones, dependent on events outside control of company, but reasonably possible to occur	$ 10.3
Non-cancellable contractual commitments	$ 6.7